Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in
2024, 2023 and 2022:
Adoption of New Accounting Standards in 2024
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures was issued in response to stakeholder requests for more decision-useful information about reportable segments. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures. This ASU does not change how a public entity identifies its operating segments, aggregates those operating segments or applies the quantitative thresholds to determine reportable segments. This ASU is effective for fiscal years beginning after December 15, 2023, and we have adopted the new disclosures retrospectively to all prior periods presented in the consolidated financial statements in this annual report for the year ended December 31, 2024 as disclosed in Note 21 "Segment Information."
Adoption of New Accounting Standards in 2023
No adoption of new accounting standards in 2023.
Adoption of New Accounting Standards in 2022
ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, creates an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. We early adopted ASU 2021-08 on January 1, 2022. The amended guidance applies on a prospective basis to business combinations that occur after the adoption date.
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates were not yet adopted as of December 31, 2024:
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances annual income tax disclosures to address investor requests for more information about the tax risks and opportunities present in an entity's worldwide operations. The two primary enhancements disaggregate existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. This ASU is effective for annual periods beginning after December 15,
2024, and early adoption is permitted. We will adopt the new disclosures prospectively beginning with the annual reporting for the year ended December 31, 2025.
ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic
220-40): Disaggregation of Income Statement Expenses improves financial reporting and responds to investor input by requiring public companies to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to financial statements. The amendments in this ASU should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this update or (2) retrospectively to any or all prior periods presented in the financial statements. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.